Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In November 2025, the Company completed the acquisition of The Interpublic Group of Companies, Inc. In connection with this acquisition, The Interpublic Group of Companies, Inc. Savings Plan is expected to be merged into the Plan in October 2026.